-----------------------------------------------
COLONIAL OHIO TAX-EXEMPT FUND Semiannual report
-----------------------------------------------
July 31, 1998






                               [Graphic Omitted]






                          -----------------------------
                          Not FDIC    May Lose Value
                          Insured     No Bank Guarantee
                          -----------------------------

--------------------------------------------------------------------------------
                    COLONIAL OHIO TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1998 - JULY 31, 1998
INVESTMENT OBJECTIVE: Colonial Ohio Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. While interest rates did decline modestly during parts of the period, they experienced significant variability. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, Ohio's strong economy, responsible fiscal management and significant financial reserves supported the prices of many of the Fund's holdings."
                                                                --William Loring

                    COLONIAL OHIO TAX-EXEMPT FUND PERFORMANCE

--------------------------------------------------------------------------------
                                                     CLASS A    CLASS B  CLASS C
Inception dates                                      9/26/86      8/4/92  8/1/97
Distributions declared per share(1)                   $0.213    $0.183    $0.195
--------------------------------------------------------------------------------
SEC yields on 7/31/98(2)                               3.86%     3.29%     3.60%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                       6.89%     5.87%     6.42%
--------------------------------------------------------------------------------
Six-month total returns, assuming reinvestment         1.10%     0.70%     0.86%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)(4)
--------------------------------------------------------------------------------
Net asset value per share on 7/31/98                   $7.59     $7.59     $7.59
--------------------------------------------------------------------------------

Quality Breakdown(5) (as of 7/31/98)     Top Five Sectors(5) (as of 7/31/98)
-------------------------------------    ---------------------------------------
AAA ........................... 66.0%    General Obligations ............. 33.9%
AA ............................ 11.7%    Water & Sewer ................... 17.5%
A .............................  5.6%    Education .......................  8.5%
BBB ...........................  9.2%    Refunded/Escrowed ...............  7.2%
BB ............................  2.3%    State Appropriated ..............  6.0%
Non-rated .....................  3.5%
Short-term Obligations ........  1.7%

(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor had not waived or borne certain Fund expenses, the SEC yield for Class C shares would have been 3.28%.
(3) Taxable-equivalent SEC yields are based on the combined maximum effective 43.95% federal and Ohio state income tax rates.
(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.
    The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and will be taxable when distributed.
(5) Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.
--------------------------------------------------------------------------------

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    ----------------------------


                                                    [Photo of Stephen E. Gibson]


                                                    ----------------------------

In June 1998, Harold Cogger retired as president of Colonial Ohio Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Ohio Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. In response, bond prices rose. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

Like the broader bond market, the tax-exempt market also experienced alternately rising and declining prices. Supply and demand factors contributed to this volatility. Lower interest rates resulted in an increased supply in municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Ohio Tax-Exempt Fund remains a suitable option for their investment portfolios.

The following report will provide you with more specific information on your Fund's performance and the municipal bond market. Thank you for choosing Colonial Ohio Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 10, 1998

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

WILLIAM LORING is portfolio manager of Colonial Ohio Tax-Exempt Fund. Mr. Loring is vice president of Colonial Management Associates, Inc. and has managed various Colonial municipal bond funds since 1986.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Lower interest rates resulted in an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. As we expected, the bond market rally of late 1997 continued in early 1998. The portfolio benefited from its holdings in non-callable bonds, which tend to perform well in a declining-rate environment. However, over the remainder of the period, bond prices were volatile, reflecting investors' changing expectations about the strength and direction of the nation's economy. This unexpected volatility had a negative impact on the overall bond market and had a somewhat dampening effect on the Fund's non-callable holdings.

For the six months ended July 31, 1998, the total return for Class A shares was 1.10%, based on net asset value.

OHIO'S ECONOMY CONTINUES TO SHOW STRENGTH
Ohio enjoyed stronger than forecasted economic growth during the fiscal year. Record low unemployment, low inflation and sound growth in personal income all contributed to the State's increased level of financial reserves. The State's labor market continued to reflect gains in the economy, particularly in the service and construction sectors. Overall, the State's unemployment rate is the lowest it has been since the mid-1970s. However, the State's significant export economy in the automotive and durable goods sectors may be vulnerable to the economic crisis in Southeast Asia. Therefore, we have emphasized both industrial and geographic diversification among the portfolio's investments to lessen any potential overdependence on sectors or regions with a high concentration of exports. We sought value in industries such as health care, technology and revenue-backed essential services, as well as in regions with higher concentrations of non-manufacturing employment.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we do anticipate some variability in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.
--------------------------------------------------------------------------------

           COLONIAL OHIO TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    Growth of $10,000 from 7/31/88 - 7/31/98
                     Based on NAV and POP for Class A Shares

Date                      NAV            POP           LEHMAN
------------------      -------        -------        -------
July, 1988              $10,000        $ 9,425        $10,000
October, 1988            10,423          9,928         10,369
January, 1989            10,716         10,207         10,594
April, 1989              10,823         10,309         10,697
July, 1989               11,195         10,663         11,218
October, 1989            11,167         10,636         11,210
January, 1990            11,274         10,738         11,445
April, 1990              11,284         10,748         11,467
July, 1990               11,897         11,332         11,995
October, 1990            11,878         11,314         12,042
January, 1991            12,312         11,727         12,503
April, 1991              12,607         12,008         12,785
July, 1991               12,780         12,173         13,043
October, 1991            13,196         12,570         13,507
January, 1992            13,543         12,899         13,867
April, 1992              13,682         13,032         14,000
July, 1992               14,488         13,799         14,835
October, 1992            14,234         13,558         14,641
January, 1993            14,817         14,113         15,230
April, 1993              15,305         14,578         15,772
July, 1993               15,623         14,881         16,146
October, 1993            16,108         15,343         16,702
January, 1994            16,472         15,690         17,098
April, 1994              15,398         14,667         16,112
July, 1994               15,748         15,000         16,449
October, 1994            15,237         14,513         15,975
January, 1995            15,750         15,002         16,489
April, 1995              16,311         15,536         17,184
July, 1995               16,555         15,768         17,744
October, 1995            17,243         16,424         18,345
January, 1996            17,983         17,129         18,971
April, 1996              17,364         16,539         18,550
July, 1996               17,759         16,915         18,914
October, 1996            18,253         17,386         19,391
January, 1997            18,477         17,600         19,700
April, 1997              18,481         17,603         19,780
July, 1997               19,638         18,705         20,854
October, 1997            19,746         18,808         21,038
January, 1998            20,432         19,462         21,692
April, 1998              20,215         19,255         21,620
July, 1998               20,658         19,676         22,103
--------------------------------------------------------------------------------

                 GROWTH OF A $10,000 INVESTMENT MADE ON 7/31/88
                                  As of 7/31/98
--------------------------------------------------------------------------------
        CLASS A                     CLASS B                       CLASS C
  NAV          POP              NAV        w/CDSC             NAV        w/CDSC
--------------------------------------------------------------------------------
$20,658      $19,676          $19,756      $19,756          $20,562      $20,562
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 7/31/98
--------------------------------------------------------------------------------
                    CLASS A                 CLASS B                CLASS C
INCEPTION           9/26/86                 8/4/92                 8/1/97
                NAV         POP        NAV        w/CDSC       NAV        w/CDSC
--------------------------------------------------------------------------------
1 year         5.19%       0.20%       4.39%      (0.60)%      4.71%       3.71%
--------------------------------------------------------------------------------
5 years        5.75        4.72        4.96        4.62        5.65        5.65
--------------------------------------------------------------------------------
10 years       7.52        7.00        7.05        7.05        7.47        7.47
--------------------------------------------------------------------------------
Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charge of 5% for one year, and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and it is not possible to invest in an index.

--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 96.6%                                        PAR      VALUE
--------------------------------------------------------------------------------
 EDUCATION - 8.3%
  EDUCATION - 8.3%
  Miami University, Series 1993,
                                   (a)    12/01/09           $  400    $    235
  State Higher Educational Facilities Commission:
   Case Western Reserve, Series 1994:
                                 6.125%   10/01/15            1,505       1,710
                                 6.250%   10/01/17            4,340       4,992
   Ohio Dominican College, Series 1994,
                                 6.625%   12/01/14            1,500       1,648
                                                                       --------
                                                                          8,585
                                                                       --------
--------------------------------------------------------------------------------
 HEALTHCARE - 7.2%
  HOSPITAL - 5.3%
  Belmont County, East Ohio Regional
   Hospital, Series 1998,
                                 5.700%   01/01/13              500         493
  Cuyahoga County, W.O. Walker Center, Inc.,
   Series 1998 I,
                                 5.250%   01/01/13            2,000       2,052
  Green Springs, St. Francis Health
   Care Center, Series 1994 A,
                                 7.000%   05/15/04              700         750
  Marion County, Community Hospital,
   Series 1996,
                                 6.375%   05/15/11            1,000       1,093
  Miami County,
   Upper Valley Medical Center, Inc.,
   Series 1996 C,
                                 6.000%   05/15/06            1,000       1,075
                                                                       --------
                                                                          5,463
                                                                       --------

  NURSING HOME - 1.9%
  Marion County,
   United Church Homes, Inc.,
   Series 1993,
                                 6.375%   11/15/10            1,000       1,057
  Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
                                 9.750%   12/01/16              735         698
  Westerville,
   Health Care & Retirement Corp. of America,
   Series 1989,                 10.000%   01/01/08              195         197
                                                                       --------
                                                                          1,952
                                                                       --------
--------------------------------------------------------------------------------
 HOUSING - 2.9%
  MULTI-FAMILY - 1.0%
  Columbus-Beckley Housing Corp.,
   Section 8 Assisted Project,
                                 7.375%   10/15/21                2           2
  State Capital Corp. for Housing,
   Series 1990 A,
                                 7.500%   01/01/24            1,000       1,050
                                                                       --------
                                                                          1,052
                                                                       --------

  SINGLE FAMILY - 1.9%
  State Housing Finance Agency:
   Series A2, IFRN (variable series)
                                 9.770%   03/24/31              300         336
   Series 1994 B2,
                                 6.700%   03/01/25              485         520
   Series 1997 A-1,
                                 6.050%   09/01/17            1,000       1,059
                                                                       --------
                                                                          1,915
                                                                       --------
--------------------------------------------------------------------------------
 OTHER - 7.1%
  REFUNDED/ESCROWED (B) - 7.1%
  Cuyahoga County,
   Judson Retirement Community,
   Series 1989,
                                 8.875%   11/15/19              500         546
  Cuyahoga County,
   Meridian Health System,
   Series 1991,
                                 7.000%   08/15/23              500         551
   Deaconess Hospital of Cleveland,
   Series 1985 C,
                                 7.450%   10/01/18              500         550
  Delaware County,
   Series 1990,
                                 7.250%   11/01/10              250         273
  Franklin County,
   Holy Cross Health System Corp.:
   Series 1990 B,
                                 7.650%   06/01/10              500         543
   Series 1991,
                                 6.750%   06/01/19              500         554
  Greene County,
   Fairview Extended Care Service, Inc.,
   Series 1990 A,
                                10.125%   01/01/11              210         239
  Hamilton County,
   Sisters of Charity Health Care System, Inc.,
   Series 1992 A,
                                 6.250%   05/15/14              500         549
  Montgomery County,
   St. Elizabeth Medical Center,
   Series B-1,
                                 8.100%   07/01/18              500         601
  Stark County,
   Doctor's Hospital, Inc.,
   Series 1993,
                                 6.000%   04/01/24            1,500       1,647
  State Water Development Authority,
   Series 1990 I,
                                 6.000%   12/01/16            1,000       1,101
  Virgin Islands Public Finance
   Authority,
   Series 1992 A,
                                 7.000%   10/01/02              125         139
                                                                       --------
                                                                          7,293
                                                                       --------
--------------------------------------------------------------------------------
 OTHER REVENUE - 2.5%
  INDUSTRIAL - 2.0%
  Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992,
                                 8.750%   09/15/07              500         567
  State Burrows Paper Corp.,
   Series 1991 6,
                                 7.450%   06/01/03              715         766
  State Sponge, Inc., Series 1989 5A,
                                 8.375%   06/01/14              665         699
                                                                       --------
                                                                          2,032
                                                                       --------

  RETAIL - 0.5%
  Lake County, North Madison Properties,
   Series 1993,
                                 8.069%   09/01/01              260         279
                                 8.819%   09/01/11              200         229
                                                                       --------
                                                                            508
                                                                       --------
--------------------------------------------------------------------------------
 TAX-BACKED - 45.6%
  LOCAL APPROPRIATED - 3.0%
  Butler County Transportation Improvement
   District, Series A,
                                 5.125%   04/01/17            1,000         998
  Cleveland Stadium Project,
                                 5.250%   11/15/12            2,000       2,055
                                                                       --------
                                                                          3,053
                                                                       --------

  LOCAL GENERAL OBLIGATIONS - 29.7%
  Adams County:
   Human Services Building,
                                 7.250%   12/01/11              500         546
   Local School District, Series 1995,
                                 7.000%   12/01/15            3,000       3,722
  Beavercreek Local School District,
   Series 1996,
                                 6.600%   12/01/15            2,500       2,991
  Bellefontaine, Storm Water Utility,
   Series I,
                                 7.050%   06/01/11              250         269
  Brecksville-Broadview Heights
   School District,
   Series 1996,
                                 6.500%   12/01/16            1,750       1,991
  Cleveland,
                                 5.750%   08/01/12              500         549
                                 5.750%   08/01/15            1,000       1,095
  Columbus School District,
   Series 1993,
                                   (a)    12/01/05            2,400       1,730
  Crooksville,
   Exempted Village School District,
                                 7.375%   12/01/07               25          29
  Cuyahoga County, Jail Facilities:
   Series 1993 A,
                                   (a)    10/01/12            1,000         496
   Series 1993,
                                 5.250%   10/01/13            3,000       3,141
  Eastern School District,
   Brown & Highland Counties,
   Series 1995,
                                 6.250%   12/01/17            1,160       1,342
  Fairborn,
   Library Improvement,
   Series 1991,
                                 7.200%   10/01/11            1,170       1,311
  Gahanna-Jefferson City School District
   Series 1993,
                                   (a)    12/01/10              840         465
                                   (a)    12/01/11              795         414
  Greater Cleveland Regional
   Transportation Authority,
   Series 1998,
                                 5.375%   12/01/14            1,000       1,036
  Hilliard School District,
   Series 1995 A,
                                   (a)    12/01/12            2,505       1,232
  Kings County Local School District,
   Series 1995,
                                 7.500%   12/01/16            2,110       2,735
  Massillon City School District,
   Series 1994,
                                   (a)    12/01/08            1,000         618
                                   (a)    12/01/09            1,000         587
                                   (a)    12/01/11            1,000         520
  Newark,
   Series 1998,
                                   (a)    12/01/11            1,495         778
  Richland County,
   Series 1995,
                                 6.950%   12/01/11              275         319
  Shaker Heights School District,
   Series 1990 A,
                                 7.100%   12/15/10              750         893
  Strongsville School District
   Series 1996,
                                 6.500%   12/01/13            1,500       1,711
  Tri-County North Local School
   District,
                                 8.125%   12/01/06               75          91
                                                                       --------
                                                                         30,611
                                                                       --------

  SPECIAL NON-PROPERTY TAX - 3.4%
  Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series Y,
                                 6.250%   07/01/14            3,000       3,469
                                                                       --------

  STATE APPROPRIATED - 5.9%
  PR Commonwealth of Puerto Rico
   Public Buildings Authority,
   Series 1993 M,
                                 5.700%   07/01/16            2,500       2,613
  State Building Authority, William Green
   Building, Series 1993 A,
                                 4.750%   04/01/14            3,600       3,488
                                                                       --------
                                                                          6,101
                                                                       --------
  STATE GENERAL OBLIGATIONS - 3.6%
  PR Commonwealth of Puerto Rico
   Aqueduct & Sewer Authority,
   Series 1995,
                                 6.250%   07/01/13            1,500       1,731

  Ohio State Infrastructure,
                                 5.250%   02/01/12            1,500       1,551
  State,
   Series 1992,
                                 6.100%   08/01/12              380         432
                                                                       --------
                                                                          3,714
                                                                       --------
--------------------------------------------------------------------------------
 TRANSPORTATION - 1.3%
  AIR TRANSPORTATION - 1.1%
  Dayton,
   Emery Air Freight Facilities,
   Series 1993 F,
                                 6.050%   10/01/09            1,000       1,083
                                                                       --------

  TRANSPORTATION - 0.2%
  Cleveland-Cuyahoga County Port Authority,
   C & P Docks Project,
                                 6.000%   03/01/07              250         256
                                                                       --------
--------------------------------------------------------------------------------
 UTILITY - 21.8%
  INDEPENDENT POWER PRODUCER - 1.1%
  State Air Quality Development Authority,
   JMG Funding Ltd., Series 1994,
                                 6.375%   01/01/29            1,000       1,090
                                                                       --------

  INVESTOR OWNED - 1.5%
  State Air Quality Development Authority,
   JMG Funding Project,
                                 5.625%   01/01/23            1,000       1,039
   Toledo Edison Co., Series 1990 B,
                                 8.000%   05/15/19              500         532
                                                                       --------
                                                                          1,571
                                                                       --------

  MUNICIPAL ELECTRIC - 2.0%
  Cleveland, Public Power Co.,
   Series 1994 A:
                                   (a)    11/15/12            2,250       1,109
                                   (a)    11/15/13            2,000         932
                                                                       --------
                                                                          2,041
                                                                       --------
  WATER & SEWER - 17.2%
  Alliance Water Works Revenue,
   Series 1998,
                                 5.000%   11/15/20            1,500       1,462
  Cleveland Waterworks,
   Series 1993 G,
                                 5.500%   01/01/21            7,000       7,429
  Defiance,
   Waterworks Systems Improvement,
   Series 1998,
                                 5.650%   12/01/18            1,000       1,058
  Lakewood,
   Water & Sewer Systems Revenue,
                                 5.850%   07/01/20            2,405       2,661
  State Water Development Authority,
   Water Control Loan Fund,
                                 5.500%   06/01/12            2,000       2,111
  Toledo Waterworks:
   Series 1996:
                                 6.250%   11/15/09            1,050       1,182
                                 6.250%   11/15/10            1,130       1,260
  Warren Waterworks,
   Series 1997,
                                 5.500%   11/01/15              500         533
                                                                       --------
                                                                         17,696
                                                                       --------

TOTAL MUNICIPAL BONDS (cost of $91,667)                                  99,485
                                                                       --------

OPTIONS - 0.0%                                             CONTRACTS
--------------------------------------------------------------------------------
  September 1998 Treasury Bond Puts,
  Strike price 120, expiration 8/22/98                        6,000           6

  September 1998 Treasury Bond Calls,
  Strike price 124, expiration 8/22/98                        7,000          20
                                                                       --------

TOTAL OPTIONS (cost of $125)                                                 26
                                                                       --------

TOTAL INVESTMENTS - 96.6% (cost of $91,792) (c)                          99,511
                                                                       --------

SHORT-TERM OBLIGATIONS - 1.7%                                  PAR         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
  FL Pinellas County Health Facilities Authority,
   Series 1985,
                                 3.500%   12/01/15              100         100
  NC Halifax County Industrial Facilities
   & Pollution Control Authority,
   Westmoreland Coal Co.,
                                 3.750%   12/01/19              500         500
  NM Farmington,
   Arizona Public Service Co.,
   Four Corners Project, Series 1994 B,
                                 3.550%   09/01/24            1,000       1,000
  WA State Health Care Facilities
   Authority,
                                 3.600%   01/01/18              150         150
                                                                       --------

TOTAL SHORT-TERM OBLIGATIONS                                              1,750
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 1.7%                                    1,691
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $102,952
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) Cost for federal income tax purposes is the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1998.

     Acronym                                      Name
  --------------                  -----------------------------------
      IFRN                            Inverse Floating Rate Note

See notes to financial statements.

                     STATEMENT OF ASSETS & LIABILITIES
                         JULY 31, 1998 (UNAUDITED)


(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $91,792)                                  $ 99,511
Short-term obligations                                                  1,750
                                                                     --------
                                                                      101,261
Cash                                                   $ 1,893
Receivable for:
  Interest                                               1,049
  Investments sold                                         518
  Fund shares sold                                          58
Other                                                        5          3,523
                                                       --------      --------
    Total Assets                                                      104,784

LIABILITIES
Payable for:
  Investments purchased                                  1,546
  Distributions                                            132
  Fund shares repurchased                                   79
Accrued:
  Deferred Trustees fees                                     3
Other                                                       72
                                                       -------
    Total Liabilities                                                   1,832
                                                                     --------

NET ASSETS                                                           $102,952
                                                                     ========

Net asset value & redemption price per share -
Class A ($59,834/7,884)                                                 $7.59(a)
                                                                     ========
Maximum offering price per share - Class A
($7.59/0.9525)                                                          $7.97(b)
                                                                     ========
Net asset value & offering price per share -
Class B ($42,857/5,649)                                                 $7.59(a)
                                                                     ========
Net asset value & offering price per share -
Class C ($261/34)                                                       $7.59(a)
                                                                     ========

COMPOSITION OF NET ASSETS
Capital paid in                                                      $ 96,899
Overdistributed net investment income                                    (113)
Accumulated net realized loss                                          (1,553)
Net unrealized appreciation                                             7,719
                                                                     --------
                                                                     $102,952
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                $ 2,902

EXPENSES
Management fee                                           $265
Service fee                                                78
Distribution fee - Class B                                167
Distribution fee - Class C                                  1
Transfer agent fee                                         83
Bookkeeping fee                                            23
Trustees fee                                                7
Audit fee                                                  10
Legal fee                                                   1
Custodian fee                                               3
Registration fee                                           10
Reports to shareholders                                     4
Other                                                       4
                                                         ----
                                                          656
Fees waived by the Adviser                                (14)
Fees waived by the Distributor - Class C                   (a)            642
                                                         ----           -----
       Net Investment Income                                            2,260
                                                                        -----


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                               552
Closed future contracts                                    (4)
                                                         ----
    Net Realized Gain                                                       548

Net unrealized depreciation                                              (1,936)
                                                                        -------
       Net Loss                                                          (1,388)
                                                                        -------
Increase in Net Assets from Operations                                  $   872
                                                                        =======


(a) Rounds to less than one.

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS

                                               (Unaudited)
                                             Six months ended         Year ended
(in thousands)                                    July 31             January 31
                                             ----------------         ----------
INCREASE (DECREASE) IN NET ASSETS                   1998               1998(a)
Operations:
Net investment income                            $  2,260              $  5,000
Net realized gain                                     548                   647
Net unrealized appreciation (depreciation)         (1,936)                5,143
                                                 --------              --------
    Net Increase from Operations                      872                10,790
Distributions:
From net investment income - Class A               (1,426)               (3,101)
In excess of net investment income - Class A          (70)                 --
In excess of net realized gains - Class A            (204)                  (89)
From net investment income - Class B                 (874)               (1,958)
In excess of net investment income - Class B          (43)                 --
In excess of net realized gains - Class B            (146)                  (66)
From net investment income - Class C                   (5)                   (2)
In excess of net investment income - Class C          (b)                  --
In excess net realized gains - Class C                 (1)                  (b)
                                                 --------              --------
                                                   (1,897)                5,574
                                                 --------              --------
Fund Share Transactions:
Receipts for shares sold - Class A                    939                 1,192
Value of distributions reinvested - Class A         1,096                 1,861
Cost of shares repurchased - Class A               (3,962)               (8,603)
                                                 --------              --------
                                                   (1,927)               (5,550)
                                                 --------              --------
Receipts for shares sold - Class B                  1,457                 1,981
Value of distributions reinvested - Class B           720                 1,235
Cost of shares repurchased - Class B               (4,841)               (8,728)
                                                 --------              --------
                                                   (2,664)               (5,512)
                                                 --------              --------
Receipts for shares sold - Class C                    129                   129
Value of distributions reinvested - Class C             4                     2
Cost of shares repurchased - Class C                  (b)                   (b)
                                                 --------              --------
                                                      133                   131
                                                 --------              --------
Net Decrease from Fund Share
  Transactions                                     (4,458)              (10,931)
                                                 --------              --------
        Total Decrease                             (6,355)               (5,357)

NET ASSETS
Beginning of period                               109,307               114,664
                                                 --------              --------
End of period (net of overdistributed
and including undistributed net investment
income of $113 and $45, respectively)            $102,952              $109,307
                                                 ========              ========

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.
Continued on next page.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                               (Unaudited)
                                             Six months ended         Year ended
                                                  July 31             January 31
                                             ----------------         ----------
                                                   1998                 1998(a)
NUMBER OF FUND SHARES
Sold - Class A                                        123                   160
Issued for distributions reinvested - Class A         144                   249
Repurchased - Class A                                (519)               (1,153)
                                                 --------              --------
                                                     (252)                 (744)
                                                 --------              --------
Sold - Class B                                        202                   266
Issued for distributions reinvested - Class B          83                   165
Repurchased - Class B                                (634)               (1,172)
                                                 --------              --------
                                                     (349)                 (741)
                                                 --------              --------
Sold - Class C                                         17                    17
Issued for distributions reinvested - Class C         (b)                   (b)
Repurchased - Class C                                 (b)                   (b)
                                                 --------              --------
                                                       17                    17
                                                 --------              --------







(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Ohio Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                            Average Net Assets         Annual Fee Rate
                            ------------------         ---------------
                             First $2 billion               0.50%
                              Over $2 billion               0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $4,273 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $69,703 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                         Valuation of shares            Annual
                     outstanding on the 20th of           Fee
                    each month which were issued         Rate
                    ----------------------------         ----
                      Prior to December 1, 1994          0.10%
                    On or after December 1, 1994         0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations were $10,434,886 and $17,552,273, respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                $7,918,233
    Gross unrealized depreciation                  (199,137)
                                                 ----------
       Net unrealized appreciation               $7,719,096
                                                 ==========

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
                                                      (Unaudited)
                                                Six months ended July 31
                                         ---------------------------------------
                                                         1998
                                         Class A        Class B        Class C
                                         -------        -------        -------
Net asset value -
   Beginning of period                   $ 7.720        $ 7.720        $7.720
                                         -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                   0.176          0.146         0.158(b)
Net realized and unrealized gain (loss)   (0.093)        (0.093)       (0.093)
                                         -------        -------        ------
   Total from Investment Operations        0.083          0.053         0.065
                                         -------        -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                (0.178)        (0.150)       (0.161)
In excess of net investment income        (0.009)        (0.007)       (0.008)
In excess of net realized gains           (0.026)        (0.026)       (0.026)
                                         -------        -------        ------
Total Distributions
  Declared to Shareholders                (0.213)        (0.183)       (0.195)
                                         -------        -------        ------
Net asset value - End of period          $ 7.590        $ 7.590        $7.590
                                         =======        =======        ======
Total return(c)(d)(e)                      1.10%          0.70%         0.86%
                                         =======        =======        ======
RATIOS TO AVERAGE NET ASSETS
Expenses(f)(g)                             0.90%          1.65%         1.35%(b)
Net investment income(f)(g)                4.59%          3.84%         4.14%(b)
Fees and expenses waived or borne
  by the Adviser(f)(g)                     0.03%          0.03%         0.03%
Portfolio turnover(e)                        10%            10%           10%
Net assets at end of period (000)        $59,834        $42,857        $  261

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                         $ 0.001        $ 0.001        $ 0.001
(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized

                                        FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
                                                     Year ended January 31
                               --------------------------------------------------------------------
                                               1998                                    1997
                               Class A       Class B        Class C(b)         Class A      Class B
                               -------       -------        ----------         -------      -------
Net asset value -
   Beginning of period         $ 7.340       $ 7.340         $7.610            $ 7.510      $ 7.510
                               -------       -------         ------            -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                       0.362         0.306          0.162(c)           0.372        0.318
Net realized and
unrealized gain (loss)           0.394         0.394          0.124             (0.179)      (0.179)
                               -------       -------         ------            -------      -------
   Total from Investment
      Operations                 0.756         0.700          0.286              0.193        0.139
                               -------       -------         ------            -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income      (0.365)       (0.309)        (0.165)            (0.363)      (0.309)
From net realized gains         (0.011)       (0.011)        (0.011)              --           --
                               -------       -------         ------            -------      -------
  Total Distributions
  Declared to Shareholders      (0.376)       (0.320)        (0.176)            (0.363)      (0.309)
                               -------       -------         ------            -------      -------
Net asset value -
   End of period               $ 7.720       $ 7.720         $7.720            $ 7.340      $ 7.340
                               =======       =======         ======            =======      =======
Total return(d)(e)              10.58%         9.76%          3.81%(f)           2.75%        1.98%
                               =======       =======         ======            =======      =======

RATIOS TO AVERAGE NET ASSETS
Expenses                         0.89%(g)      1.64%(g)       1.34%(c)(g)(h)     0.88%(g)     1.63%(g)
Net investment income            4.85%(g)      4.10%(g)       4.21%(c)(g)(h)     5.09%(g)     4.34%(g)
Fees and expenses waived
  or borne by the Adviser        0.05%(g)      0.05%(g)       0.07%(g)(h)        0.04%(g)     0.04%(g)
Portfolio turnover                 27%           27%            27%                31%          31%
Net assets at end
of period (000)                $62,844       $46,330         $  133            $65,190      $49,474
(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                               $ 0.004       $ 0.004         $0.004            $ 0.003      $ 0.003
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and
    0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total returns would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.
Selected data for a share of each class outstanding throughout each period are as follows:

                                             Year ended January 31
                               -------------------------------------------------
                                        1996                       1995
                               Class A       Class B        Class A     Class B
                               -------       -------        -------     -------

                               $ 6.930       $ 6.930        $ 7.670     $ 7.670
                               -------       -------        -------     -------


                                 0.375         0.321          0.401       0.348

                                 0.585         0.585         (0.745)     (0.745)
                               -------       -------        -------     -------

                                 0.960         0.906         (0.344)     (0.397)
                               -------       -------        -------     -------


                                (0.380)       (0.326)        (0.396)     (0.343)
                                  --            --             --          --
                               -------       -------        -------     -------


                                (0.380)       (0.326)        (0.396)     (0.343)
                               -------       -------        -------     -------

                               $ 7.510       $ 7.510        $ 6.930     $ 6.930
                               =======       =======        =======     =======
                                14.18%        13.34%        (4.38)%     (5.10)%
                               =======       =======        =======     =======

                                 0.85%(g)      1.60%(g)       0.72%       1.47%

                                 5.19%(g)      4.44%(g)       5.71%       4.96%


                                 0.11%(g)      0.11%(g)       0.16%       0.16%
                                   31%           31%            33%         33%

                               $74,383       $56,160        $72,123     $53,547

                               $ 0.008       $ 0.008        $ 0.011     $ 0.011

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         Year ended January 31
                                                       -------------------------
                                                                1994
                                                       Class A           Class B
                                                       -------          -------
Net asset value - Beginning of period                  $ 7.290          $ 7.290
                                                       -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                0.406            0.351
Net realized and unrealized gain (loss)                  0.389            0.389
                                                       -------          -------
   Total from Investment Operations                      0.795            0.740
                                                       -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                                     (0.411)          (0.356)
From capital paid in                                    (0.004)          (0.004)
                                                       -------          -------
  Total Distributions
  Declared to Shareholders                              (0.415)          (0.360)
                                                       -------          -------
Net asset value - End of period                        $ 7.670          $ 7.670
                                                       =======          =======
Total return(b)(c)                                      11.17%           10.36%
                                                       =======          =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.82%            1.57%
Net investment income                                    5.34%            4.59%
Fees and expenses waived or borne by
  the Adviser                                            0.09%            0.09%
Portfolio turnover                                          3%               3%
Net assets at end of period (000)                      $79,394          $51,212


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                       $ 0.007          $ 0.007
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Ohio Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Ohio Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Ohio Tax-Exempt Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


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